Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes
Income Taxes

11.  Income Taxes

Income before income taxes and noncontrolling interest is as follows:

	Years Ended March 31
	2012	2011	2010
Current:
US	$403,204	$436,026	$433,428
Non-US	3,762	2,648	1,989
Income before income taxes and noncontrolling interest	$406,966	$438,674	$435,417

ATK’s income tax provision consists of:

	Years Ended March 31
	2012	2011	2010
Current:
Federal	$128,651	$95,840	$152,421
State	7,176	6,054	7,390
Non-US	414	51	—
Deferred:
Federal	7,315	25,486	(7,662)
State	206	(2,468)	4,324
Non-US	—	—	—
Income tax provision	$143,762	$124,963	$156,473

The items responsible for the differences between the federal statutory rate and ATK’s effective rate are as follows:

	Years Ended March 31
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal impact	2.6%	2.0%	2.4%
Domestic manufacturing deduction	(2.6)%	(2.2)%	(1.8)%
Estimated nondeductible portion of litigation	1.3%	—%	—%
Research and development credit	(0.5)%	(0.9)%	(0.6)%
Change in prior year contingent tax liabilities	(0.2)%	(4.1)%	0.5%
Impact of non-US operations	(0.3)%	(0.2)%	—%
Other	(0.2)%	(1.0)%	0.2%
Change in valuation allowance	0.2%	(0.1)%	0.2%
Income tax provision	35.3%	28.5%	35.9%

Deferred Income Taxes — Deferred income taxes arise because of differences in the timing of the recognition of income and expense items for financial statement reporting and income tax purposes. The net effect of these temporary differences between the carrying amounts of assets and liabilities are classified in the consolidated financial statements of financial position as current or noncurrent assets or liabilities based upon the classification of the related assets and liabilities or, if there is no corresponding balance on the balance sheet, the expected period for reversal.  As of March 31, 2012 and 2011 the components of deferred tax assets and liabilities were as follows:

	Years Ended March 31
	2012	2011
Deferred tax assets	$871,228	$785,786
Deferred tax liabilities	(630,035)	(615,303)
Valuation allowance	(4,754)	(4,121)
Net deferred tax assets	$236,439	$166,362

As of March 31, 2012 and 2011, the deferred tax assets and liabilities resulted from temporary differences related to the following:

Other comprehensive income provision	$574,968	$489,423
Post retirement benefit obligations	46,991	51,069
Accruals for employee benefits	38,159	44,242
Other reserves	37,950	31,638
Other	36,644	20,822
Contract method of revenue recognition	19,737	(9,024)
State Carryforwards	9,564	12,609
Inventory	8,943	13,130
Pension	(296,455)	(275,360)
Property, plant, equipment	(98,561)	(82,164)
Intangible assets	(71,818)	(63,939)
Debt-related	(64,929)	(61,963)
Valuation allowance	(4,754)	(4,121)
Net deferred income tax asset	$236,439	$166,362

ATK believes it is more likely than not that the recorded deferred benefits will be realized through the reduction of future taxable income. ATK’s recorded valuation allowance of $4,754 at March 31, 2012 relates to capital loss carryovers and certain state net operating loss and credit carryforwards that are not expected to be realized before their expiration. The valuation allowance increased during fiscal 2012 due to the recognition of current year capital losses and a change in the amount of state carryforward benefits expected to be utilized before expiration, expiration of capital loss carryforwards, expiration of state credit carryforwards, partially offset by the changes to prior year capital loss carryforwards.

The deferred tax assets include $6,273 related to state tax credit carryforwards and $3,291 for state net operating loss carryforwards.  These carryforwards expire as follows: $833 through fiscal 2015, $1,014 in fiscal 2016 through fiscal 2020, $3,040 in fiscal 2021 through fiscal 2025, and $3,436 in fiscal 2026 through 2030, and $792 in fiscal 2031 through 2035.  The remaining $320 as well as alternative minimum tax credits of $129 can be carried forward indefinitely. Additionally the deferred tax assets include $2,393 of capital loss carryforwards which expire through 2017.

ATK has provided for U.S. deferred income taxes in the amount of $696 on undistributed earnings not considered permanently reinvested. However, ATK has not provided for U.S. deferred income taxes or foreign withholding tax on undistributed earnings of $6,410 from our non-U.S. subsidiaries because such earnings are considered to be permanently reinvested.  It is not practicable to estimate the amount of tax that may be payable upon distribution.

Income taxes paid, net of refunds, totaled $116,028 in fiscal 2012, $141,488 in fiscal 2011, and $100,657 in fiscal 2010.

Unrecognized Tax Benefits — Unrecognized tax benefits consist of the carrying value of ATK’s recorded uncertain tax positions as well as the potential tax benefits that could result from other tax positions that have not been recognized in the financial statements under current authoritative guidance.  At March 31, 2012, and 2011, unrecognized tax benefits that have not been recognized in the financial statements amounted to $37,906 and $31,855, respectively, of which $30,248 and $25,206, respectively, would affect the effective tax rate, if recognized.  The remaining balance is related to deferred tax items which only impact the timing of tax payments.  Although the timing and outcome of audit settlements are uncertain, it is reasonably possible that a $15,252 reduction of the uncertain tax benefits will occur in the next 12 months.  The settlement of these unrecognized tax benefits could result in earnings from $0 to $12,788.

ATK has classified uncertain tax positions as non-current income tax liabilities unless expected to be paid within one year. A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties, is as follows:

	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Unrecognized Tax Benefits — beginning of period	$29,532	$37,191	$22,603
Gross increases — tax positions in prior periods	702	733	8,753
Gross decreases — tax positions in prior periods	(1,618)	(16,801)	(160)
Gross increases — current-period tax positions	6,493	9,621	6,587
Settlements	—	(973)	—
Lapse of statute of limitations	(394)	(239)	(592)
Unrecognized Tax Benefits — end of period	$34,715	$29,532	$37,191

ATK reports income tax-related interest income within the income tax provision. Penalties and tax-related interest expense are also reported as a component of the income tax provision. As of March 31, 2012 and 2011, $2,507 and $1,639 of income tax-related interest and $684 and $683 of penalties were included in accrued income taxes, respectively.

On July 13, 2010, ATK settled the examination of the fiscal 2007 and 2008 tax returns with the Internal Revenue Service (“IRS”).

This settlement resulted in the recognition of $22,289 of tax benefits in the second quarter of fiscal 2011.  This benefit included the federal and state impact from the closure of the federal audit as well as a reduction to the reserves for subsequent years.

ATK or one of its subsidiaries files income tax returns in the U.S. federal, various U.S. state, and foreign jurisdictions.  With few exceptions, ATK is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2005.  The IRS has completed the federal audits of ATK through fiscal 2008.  The IRS is currently auditing ATK’s tax returns for fiscal years 2009 and 2010.  We believe appropriate provisions for all outstanding issues have been made for all remaining open years in all jurisdictions.